December 7, 1998


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

           Re:  Prudent Bear Funds, Inc.
                File Nos. 33-98726 and 811-09120
                Rule 497(j) Certification

Ladies & Gentlemen:

          The undersigned officer of Prudent Bear Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 5 to Form N-1A Registration Statement filed by the Company on November 30, 1998, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 5 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on November 30, 1998.

                                  Very truly yours,

                                  PRUDENT BEAR FUNDS, INC.



                                  By:      /s/  David W. Tice
                                           David W. Tice
                                           President